S-K 1603(a) SPAC Sponsor	Jun. 11, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor Name	KingsRock Viking Acquisition II, LLC
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on their ability to transfer, assign, or sell the founder shares, private placement units and securities underlying the private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,000,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares, private placement units and securities underlying the private placement units held by our sponsor, which is restricted by the terms of the letter agreement.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.

Viking Acquisition Sponsor II, LLC

KingsRock Viking Acquisition II, LLC

KingsRock

N. Håkan Wohlin

Louis Jaffe

Gil Ottensoser

Dr. Josef Ackermann

Seth Waugh

Yassine Bouhara

Fred Brettschneider

Philipp von Girsewald

Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, the sponsor, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; and (f) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased.

Private placement units and securities underlying the private placement units	30 days after the completion of our initial business combination	Same as above	Same as above
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	Same as above

No transfer without the prior written consent of Cohen, provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units, their component securities or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.